UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 0.5%
Cobham PLC	3,124,936	$12,302,720
Meggitt PLC	1,381,242	5,842,914

		$18,145,634

Airlines – 1.0%
Arriva PLC	730,530	$9,954,586
Copa Holdings S.A., “A”	937,650	26,404,224

		$36,358,810

Alcoholic Beverages – 0.7%
Foster’s Group Ltd.	990,050	$4,812,748
Grupo Modelo S.A. de C.V., “C”	1,255,600	6,316,328
Lion Nathan Ltd.	591,883	4,852,103
Pernod Ricard S.A. (l)	92,425	9,483,021

		$25,464,200

Apparel Manufacturers – 1.3%
Adidas AG	135,216	$8,516,738
Billabong International Ltd.	221,426	2,292,875
Burberry Group PLC	1,396,830	12,551,082
Li & Fung Ltd.	5,953,000	17,941,876
Stella International Holdings Ltd.	2,500,000	4,482,407

		$45,784,978

Automotive – 0.6%
Continental AG (l)	69,057	$7,077,493
Yamaha Motor Co. Ltd. (l)	719,500	13,482,779

		$20,560,272

Biotechnology – 1.0%
Actelion Ltd. (a)(l)	297,252	$15,840,913
CSL Ltd.	232,654	7,963,551
Lonza Group AG	76,845	10,624,707

		$34,429,171

Broadcasting – 2.2%
Fuji Television Network, Inc.	13,834	$20,874,617
Grupo Televisa S.A., ADR	1,349,070	31,865,033
Societe Television Francaise 1	231,165	3,842,897
WPP Group PLC	2,300,360	22,162,697

		$78,745,244

Brokerage & Asset Managers – 3.3%
Aberdeen Asset Management PLC	1,894,682	$4,971,483
AGF Management Ltd., “B”	252,510	5,448,946
Bolsa de Mercadorias & Futuros	1,143,902	9,850,108
Daiwa Securities Group, Inc.	2,683,000	24,695,695
Deutsche Boerse AG	54,610	6,129,537
IG Group Holdings PLC	2,984,076	19,503,516
Julius Baer Holding Ltd.	142,659	9,563,227
KBC Ancora NPV	134,955	11,723,396
Octaviar Ltd.	244,515	116,048
Rathbone Brothers PLC	1,289,018	23,832,377
Van Lanschot N.V. (l)	46,994	4,903,686

		$120,738,019

Business Services – 5.2%
Amadeus Fire AG	243,004	$4,635,023
Bunzl PLC	2,092,367	27,262,501
Electrocomponents PLC	1,253,231	3,656,377
Experian Group Ltd.	1,635,194	12,094,133

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Intelligence (l)	3,356	$2,500,344
Intertek Group PLC	1,079,408	21,222,279
JFE Shoji Holdings, Inc.	5,072,000	38,123,110
Kloeckner & Co. AG (l)	361,997	20,698,403
Kroton Educacional S.A., IEU	210,300	4,278,962
LPS Brasil - Consultoria de Imoveis S.A.	476,961	9,707,686
Satyam Computer Services Ltd., ADR	1,082,311	26,538,266
Sodexo	69,729	4,560,406
TAKKT AG	353,920	6,237,773
USS Co. Ltd.	118,200	7,814,231

		$189,329,494

Cable TV – 0.3%
Megacable Holdings	2,587,000	$7,524,368
NDS Group PLC, ADR (a)	82,512	4,884,710

		$12,409,078

Chemicals – 1.1%
Hoganas AB	163,056	$2,667,943
Makhteshim-Agan Industries Ltd.	1,325,760	12,385,677
Orica Ltd.	326,812	9,181,077
Syngenta AG	32,299	10,469,054
Victrex PLC	309,305	4,584,290

		$39,288,041

Computer Software - Systems – 1.9%
Advantech Co. Ltd.	2,019,000	$5,188,350
Cap Gemini S.A.	118,527	6,969,224
Fujitsu Ltd.	1,900,000	14,119,866
Indra Sistemas S.A. (l)	110,021	2,854,563
Obic Co. Ltd.	114,160	19,196,235
Wincor Nixdorf AG	279,411	19,406,263

		$67,734,501

Conglomerates – 1.3%
DCC PLC	148,763	$3,705,136
First Pacific Co. Ltd.	22,660,000	14,298,455
Keppel Corp. NPV	1,740,000	14,253,171
Smiths Group PLC	177,727	3,840,608
Wesfarmers Ltd.	331,900	11,869,819

		$47,967,189

Construction – 2.6%
Corporacion Moctezuma S.A. de C.V.	1,005,500	$2,417,440
CRH PLC	443,650	12,917,124
Geberit AG	265,662	38,970,259
Noritz Corp. NPV (l)	496,600	6,097,734
SARE Holding S.A. de C.V., “B”	15,835,567	20,855,975
Wienerberger AG (l)	337,316	14,169,493

		$95,428,025

Consumer Goods & Services – 4.5%
Beiersdorf AG	126,295	$9,293,652
Christian Dior S.A.	455,050	46,646,918
Hengan International Group Co. Ltd.	4,660,000	13,746,048
Henkel KGaA, IPS	395,890	15,727,373
Kimberly-Clark de Mexico S.A. de C.V., “A”	7,442,240	30,278,388
Kose Corp.	132,000	2,950,347
Natura Cosmeticos S.A.	752,300	7,773,641
Societe BIC S.A.	67,294	3,518,915

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Uni-Charm Corp.	467,000	$33,251,757

		$163,187,039

Containers – 0.7%
Brambles Ltd. NPV	1,664,100	$13,929,056
DS Smith PLC	962,795	2,173,534
Mayr-Melnhof Karton AG	34,433	3,253,479
Viscofan SA	355,823	7,605,806

		$26,961,875

Electrical Equipment – 2.1%
Legrand S.A.	805,283	$20,214,695
LS Industrial Systems Co. Ltd.	300,661	14,773,649
OMRON Corp.	521,100	11,204,866
Prysmian S.p.A.	771,184	19,483,871
Spectris PLC	718,940	10,190,384

		$75,867,465

Electronics – 7.6%
Advantest Corp. (l)	375,300	$7,910,553
ARM Holdings PLC	5,496,230	9,266,413
ASM Pacific Technology Ltd.	2,914,700	21,999,076
Delta Electronics, Inc.	6,615,000	18,415,560
Flextronics International Ltd. (a)	1,786,300	16,791,220
Funai Electric Co. Ltd.	265,400	6,808,016
Halma PLC	1,423,940	6,032,944
Hirose Electric Co. Ltd.	191,700	19,272,146
Hoya Corp.	79,700	1,845,273
Konica Minolta Holdings, Inc.	3,327,500	56,266,398
Melexis N.V. (l)	234,059	3,698,440
Nippon Electric Glass Co. Ltd.	2,095,000	36,294,761
Ricoh Co. Ltd.	902,000	16,298,694
SAES Getters S.p.A. (l)	106,581	2,472,658
SUMCO Corp.	600,700	13,313,010
Vacon Oyj (l)	82,366	3,340,562
Venture Corp. Ltd.	3,446,000	24,857,723
Wolfson Microelectronics PLC	3,411,170	8,091,793

		$272,975,240

Energy - Independent – 3.9%
Arch Coal, Inc.	379,530	$28,476,136
Galp Energia SGPS S.A.	310,780	6,900,495
OMV AG	288,778	22,550,747
Peabody Energy Corp.	379,530	33,417,617
PT Bumi Resources Tbk	11,147,000	9,913,818
SK Energy Co. Ltd.	40,498	4,510,317
Talisman Energy, Inc.	1,666,100	36,968,052

		$142,737,182

Engineering - Construction – 2.0%
Aker Kvaerner A.S.A	680,930	$16,023,766
KHD Humboldt Wedag International Ltd. (a)	328,970	10,372,424
Koninklijke BAM Groep N.V.	349,162	6,169,018
North American Energy Partners, Inc. (a)	1,649,360	35,758,127
Orascom Construction Industries Co.	68,911	4,657,910

		$72,981,245

Food & Beverages – 0.8%
Grupo Continental S.A.	2,245,300	$5,509,244
Ito EN Ltd. (l)	121,800	1,920,588

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kerry Group PLC	689,109	$20,405,165

		$27,834,997

Food & Drug Stores – 0.9%
Aeon Co. Ltd.	852,900	$10,545,121
Axfood AB (l)	236,050	7,805,260
Lawson, Inc.	267,800	13,057,255

		$31,407,636

Forest & Paper Products – 0.4%
Suzano Papel e Celulose S.A., IPS	807,800	$13,137,880

Gaming & Lodging – 0.9%
Ladbrokes PLC	2,752,553	$13,990,663
William Hill PLC	2,883,827	18,298,912

		$32,289,575

General Merchandise – 0.1%
Lotte Shopping Co. Ltd.	13,366	$3,980,220

Health Maintenance Organizations – 0.3%
Odontoprev S.A.	427,800	$10,984,344

Insurance – 3.9%
Admiral Group PLC	871,120	$13,780,326
Aflac, Inc.	110,904	6,964,771
Amlin PLC	2,704,168	13,420,532
Aspen Insurance Holdings Ltd.	647,525	15,326,917
Catlin Group Ltd.	3,625,040	25,243,791
CNP Assurances S.A.	105,769	11,911,531
Euler Hermes (l)	50,576	3,763,922
Hiscox Ltd.	3,815,130	15,818,567
Old Mutual PLC	10,004,580	18,337,588
QBE Insurance Group Ltd.	692,001	14,862,189

		$139,430,134

Internet – 0.4%
Iliad S.A. (l)	95,029	$9,212,684
Universo Online S.A., IPS	1,021,300	5,436,529

		$14,649,213

Leisure & Toys – 0.8%
Sankyo Co. Ltd.	264,700	$17,274,711
Ubisoft Entertainment S.A.	129,723	11,307,525

		$28,582,236

Machinery & Tools – 5.7%
Assa Abloy AB, “B” (l)	1,376,060	$19,895,583
Bucyrus International, Inc., “A”	297,300	21,708,846
Burckhardt Compression Holding AG	66,405	20,182,901
Demag Cranes AG	56,010	2,666,975
Fenner PLC	891,418	4,300,051
GEA Group AG	644,830	22,707,399
Glory Ltd.	387,700	9,122,568
Harsco Corp.	441,090	23,999,707
KCI Konecranes PLC	426,354	17,595,545
Neopost S.A. (l)	189,314	20,001,051
Rotork PLC	146,065	3,179,497
Sandvik AB	157,648	2,154,751
SKF AB	356,680	5,587,266

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Timken Co.	971,020	$31,985,399

		$205,087,539

Major Banks – 2.7%
Banco Santander Chile, ADR	363,170	$15,619,942
Erste Bank der oesterreichischen Sparkassen AG	269,890	16,701,455
First Financial Holding Co. Ltd.	2,796,000	3,067,466
Natixis S.A. (l)	601,710	6,612,343
Raiffeisen International Bank Holding AG (l)	92,130	11,679,634
Sumitomo Trust & Banking Co. Ltd.	1,855,000	12,980,714
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	254,100	32,252,913

		$98,914,467

Medical & Health Technology & Services – 0.9%
Diagnosticos da America S.A.	475,600	$12,301,027
Kobayashi Pharmaceutical Co. Ltd.	182,200	5,859,405
OPG Groep NV	694,797	14,817,271

		$32,977,703

Medical Equipment – 4.3%
Cochlear Ltd.	130,507	$5,461,929
Cremer S.A.	479,300	4,502,442
Essilor International S.A.	108,392	6,615,836
Fresenius AG, IPS	248,880	21,487,230
Miraca Holdings, Inc.	559,500	13,428,844
QIAGEN N.V. (l)	393,012	7,944,506
Sonova Holding AG	54,568	4,499,536
Synthes, Inc.	326,050	44,810,319
William Demant Holdings A/S (l)	271,775	17,872,574
Zimmer Holdings, Inc. (a)	409,964	27,898,050

		$154,521,266

Metals & Mining – 2.6%
Cameco Corp.	648,570	$27,914,672
Evraz Group S.A., GDR	87,020	10,137,830
Grupo Mexico S.A.B. de C.V.	5,728,200	12,994,079
Inmet Mining Corp.	244,333	16,249,651
Novolipetsk Steel Corp., GDR	145,300	8,282,100
Salzgitter AG	103,751	18,966,322

		$94,544,654

Natural Gas - Distribution – 0.8%
Gaz de France (l)	129,840	$8,321,043
Tokyo Gas Co. Ltd.	4,819,000	19,451,426

		$27,772,469

Natural Gas - Pipeline – 0.4%
Enagas S.A.	460,555	$13,026,908

Network & Telecom – 0.3%
High Tech Computer Corp.	455,000	$10,193,391
Nortel Networks Corp. (a)	1	8

		$10,193,399

Oil Services – 4.1%
Acergy S.A. (l)	1,184,000	$26,423,726
Expro International Group PLC	380,110	12,278,143
Fugro N.V.	379,043	32,331,917
OAO TMK, GDR	193,490	7,619,636
Petrofac Ltd.	263,958	3,880,070
Petroleum Geo-Services ASA	177,100	4,330,131

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Saipem S.p.A.	687,302	$32,207,802
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	135,600	14,572,841
Subsea 7, Inc. (l)	338,300	8,540,883
Vallourec S.A. (l)	17,400	6,080,758

		$148,265,907

Other Banks & Diversified Financials – 5.8%
Aeon Credit Service Co. Ltd.	1,650,000	$20,711,558
Anglo Irish Bank Corp. PLC	2,501,652	23,602,397
Banco de Oro Universal Bank	5,350,300	5,124,466
Banco Macro S.A., ADR (l)	308,200	5,122,284
Banco Panamericano S.A., IPS	1,200,000	6,688,377
Bancolombia S.A., ADR	168,300	5,282,937
Bank of Cyprus Public Co. Ltd.	1,490,960	17,967,536
Chiba Bank Ltd.	3,104,000	21,779,375
Close Brothers Group PLC	184,040	2,016,796
CSU Cardsystem S.A.	1,555,990	5,067,102
Grupo Financiero Banorte S.A. de C.V.	1,592,500	7,485,996
Hana Financial Group, Inc.	382,621	14,722,523
Housing Development Finance Corp. Ltd.	83,220	3,800,461
Komercni Banka A.S.	84,118	19,578,900
Shizuoka Bank Ltd.	1,545,000	15,794,596
SNS REAAL Groep N.V.	907,410	17,494,280
Unione di Banche Italiane Scpa	667,414	15,606,912

		$207,846,496

Pharmaceuticals – 4.2%
Genomma Lab Internacional S.A., “B”	13,388,800	$20,645,998
Hisamitsu Pharmaceutical Co., Inc.	773,000	33,680,011
Ipsen S.A.	262,344	13,389,920
Merck KGaA	147,039	20,886,722
Novo Nordisk A/S, “B”	353,215	23,280,327
STADA Arzneimittel AG	240,750	17,242,819
Tanabe Seiyaku Co. Ltd.	1,675,000	21,925,779

		$151,051,576

Precious Metals & Minerals – 0.2%
Paladin Resources Ltd. (l)	1,271,383	$7,813,803

Printing & Publishing – 0.3%
Fimalac S.A.	46,633	$3,246,459
Reed Elsevier PLC, ADR	663,022	7,586,369

		$10,832,828

Railroad & Shipping – 0.4%
Jinhui Shipping & Transportation Ltd. (l)	548,000	$5,295,868
SMRT Corp. Ltd.	6,694,000	9,155,366

		$14,451,234

Real Estate – 0.9%
Ascendas Real Estate Investment Trust, REIT	2,210,000	$3,591,382
Brasil Brokers Participacoes	8,900	8,026,052
Deutsche Wohnen AG, REIT (l)	740,195	11,157,128
Hypo Real Estate Holding AG (l)	128,322	3,596,932
Yanlord Land Group Ltd.	5,123,000	6,969,043

		$33,340,537

Special Products & Services – 0.2%
Filtrona PLC	3,061,200	$8,645,842

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 3.7%
Akzo Nobel N.V.	344,600	$23,601,026
Croda International PLC	783,807	9,999,622
LG Chem Ltd.	86,182	8,238,803
Linde AG (l)	320,135	44,899,153
Methanex Corp.	231,810	6,564,894
Symrise AG	1,828,075	39,734,471

		$133,037,969

Specialty Stores – 0.6%
Bulgari S.p.A. (l)	277,656	$2,795,605
Dufry South America Ltd.	189,520	4,154,058
Inchcape PLC	225,623	1,429,295
NEXT PLC	716,969	13,856,152
Pendragon PLC	2,915,873	869,498

		$23,104,608

Telecommunications - Wireless – 1.2%
Cellcom Israel Ltd.	189,260	$6,474,585
MTN Group Ltd.	601,330	9,531,707
Philippine Long Distance Telephone Co.	323,620	17,264,058
Turkcell Iletisim Hizmetleri A.S., ADR	284,890	4,145,150
Vimpel-Communications, ADR	242,260	7,190,277

		$44,605,777

Telephone Services – 3.0%
China Netcom Group Corp. Ltd.	6,628,500	$18,065,014
Royal KPN N.V.	2,346,900	40,136,037
Telecom Argentina S.A., ADR (a)	873,430	12,446,378
Telekom Austria AG	292,746	6,337,377
Telenor A.S.A.	1,640,640	30,774,891

		$107,759,697

Tobacco – 1.0%
Swedish Match AB (l)	1,806,120	$36,807,656

Trucking – 1.6%
TNT N.V.	1,163,660	$39,540,756
Yamato Holdings Co. Ltd.	1,364,000	19,063,969

		$58,604,725

Utilities - Electric Power – 1.7%
Acciona S.A. (l)	42,700	$10,077,692
AES Tiete S.A., IPS	922,432	9,762,713
British Energy Group PLC	543,830	7,724,004
Eletropaulo Metropolitana S.A., IPS	263,000	6,163,239
Enersis S.A., ADR	363,000	5,655,540
Equatorial Energia S.A.	586,600	5,822,652
Hong Kong Electric Holdings	1,325,500	7,930,407
Spark Infrastructure Group, IEU (z)	4,548,287	6,803,000

		$59,939,247

Total Common Stocks		$3,572,535,244

Collateral for Securities Loaned – 6.4%
Citigroup Global Markets, Inc., 2.6%, dated 6/30/08, due 7/01/08, total to be received $230,805,476 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	230,788,808	$230,788,808

7

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 0.3%
MFS Institutional Money Market Portfolio, 2.63%, at Net Asset Value	12,341,118	$12,341,118

Total Investments (k)		$3,815,665,170

Other Assets, Less Liabilities – (5.6)%		(202,036,998)

Net Assets – 100.0%		$3,613,628,172

(a)	Non-income producing security.

(k)	As of June 30, 2008, the fund had 81 securities that were fair valued, aggregating $1,171,517,534 and 30.70% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Spark Infrastructure Group, IEU	6/30/08	$7,003,891	$6,803,000
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,682,913,969

Gross unrealized appreciation	$458,696,672
Gross unrealized depreciation	(325,945,471)

Net unrealized appreciation (depreciation)	$132,751,201

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At June 30, 2008, the value of securities loaned was $246,408,774. These loans were collateralized by cash of $230,788,808 and U.S. Treasury obligations of $29,217,807.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended June 30, 2008, is set forth below:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,537,501	626,356,807	(645,553,190)	12,341,118

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$1,094,702	$12,341,118

9

MFS® Research Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.9%
Lockheed Martin Corp.	237,510	$23,432,737
United Technologies Corp.	306,110	18,886,987

		$42,319,724

Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	339,230	$20,221,500

Automotive – 1.1%
Bayerische Motoren Werke AG	215,330	$10,337,536
Johnson Controls, Inc.	514,140	14,745,535

		$25,083,071

Biotechnology – 1.7%
Genentech, Inc. (a)	126,100	$9,570,990
Genzyme Corp. (a)	412,350	29,697,447

		$39,268,437

Broadcasting – 1.5%
Grupo Televisa S.A., ADR	240,230	$5,674,233
Omnicom Group, Inc.	250,730	11,252,762
Walt Disney Co.	544,840	16,999,008

		$33,926,003

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	156,640	$14,106,998
Deutsche Boerse AG	76,770	8,616,820
Goldman Sachs Group, Inc.	75,380	13,183,962
Invesco Ltd.	734,780	17,620,024

		$53,527,804

Business Services – 1.8%
Satyam Computer Services Ltd., ADR (l)	570,327	$13,984,418
Visa, Inc., “A”	205,110	16,677,494
Western Union Co.	375,100	9,272,472

		$39,934,384

Cable TV – 0.6%
Comcast Corp., “Special A”	297,145	$5,574,440
Time Warner Cable, Inc. (a)	259,150	6,862,292

		$12,436,732

Chemicals – 1.5%
PPG Industries, Inc.	397,990	$22,832,686
Rohm & Haas Co.	245,600	11,405,664

		$34,238,350

Computer Software – 2.3%
Oracle Corp. (a)	1,145,190	$24,048,990
Salesforce.com, Inc. (a)	195,400	13,332,142
VeriSign, Inc. (a)	355,630	13,442,814

		$50,823,946

Computer Software - Systems – 3.3%
Apple, Inc. (a)	176,970	$29,631,857
International Business Machines Corp.	382,420	45,328,243

		$74,960,100

Conglomerates – 1.2%
Siemens AG	243,860	$27,014,124

Construction – 1.3%
Pulte Homes, Inc.	1,269,770	$12,227,885

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Works	358,530	$16,072,900

		$28,300,785

Consumer Goods & Services – 1.7%
ITT Educational Services, Inc. (a)	134,630	$11,124,477
Procter & Gamble Co.	451,400	27,449,634

		$38,574,111

Electrical Equipment – 2.3%
Danaher Corp.	662,530	$51,213,569

Electronics – 4.1%
Applied Materials, Inc.	855,760	$16,336,458
Flextronics International Ltd. (a)	1,742,650	16,380,910
Intel Corp.	1,872,010	40,210,775
SanDisk Corp. (a)	1,012,670	18,936,929

		$91,865,072

Energy - Independent – 3.2%
Apache Corp.	239,380	$33,273,820
Chesapeake Energy Corp. (l)	159,600	10,527,216
CONSOL Energy, Inc.	104,950	11,793,232
XTO Energy, Inc.	254,240	17,417,982

		$73,012,250

Energy - Integrated – 6.9%
Chevron Corp.	522,470	$51,792,451
Exxon Mobil Corp.	461,010	40,628,811
Hess Corp.	179,530	22,654,891
Marathon Oil Corp.	347,970	18,049,204
Royal Dutch Shell PLC, ADR	146,000	11,929,660
TOTAL S.A., ADR	113,830	9,706,284

		$154,761,301

Engineering - Construction – 1.1%
Fluor Corp.	127,400	$23,706,592

Food & Beverages – 4.3%
Dean Foods Co. (a)	664,740	$13,042,199
General Mills, Inc.	209,610	12,738,000
Kellogg Co.	162,800	7,817,656
Nestle S.A.	323,870	14,621,615
PepsiCo, Inc.	757,800	48,188,502

		$96,407,972

Food & Drug Stores – 1.6%
CVS Caremark Corp.	889,580	$35,200,681

Gaming & Lodging – 0.3%
International Game Technology	232,370	$5,804,603

General Merchandise – 3.2%
Family Dollar Stores, Inc.	906,390	$18,073,417
Kohl’s Corp. (a)	524,210	20,989,368
Wal-Mart Stores, Inc.	568,900	31,972,180

		$71,034,965

Health Maintenance Organizations – 1.6%
CIGNA Corp.	630,020	$22,296,408
WellPoint, Inc. (a)(l)	309,990	14,774,123

		$37,070,531

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.0%
Chubb Corp.	295,790	$14,496,668
Genworth Financial, Inc., “A”	604,800	10,771,488
Hartford Financial Services Group, Inc.	140,200	9,052,714
MetLife, Inc.	728,300	38,432,391
Prudential Financial, Inc.	290,610	17,361,041

		$90,114,302

Internet – 2.0%
Google, Inc., “A” (a)	87,380	$45,998,580

Machinery & Tools – 1.0%
Cummins, Inc.	168,000	$11,007,360
GEA Group AG	357,230	12,579,694

		$23,587,054

Major Banks – 7.2%
Bank of America Corp.	1,145,950	$27,353,827
Bank of New York Mellon Corp.	824,796	31,202,033
JPMorgan Chase & Co.	1,471,090	50,473,098
State Street Corp.	592,730	37,928,793
Wells Fargo & Co. (l)	661,500	15,710,625

		$162,668,376

Medical & Health Technology & Services – 0.8%
DaVita, Inc. (a)	179,990	$9,562,869
VCA Antech, Inc. (a)	297,130	8,254,271

		$17,817,140

Medical Equipment – 2.0%
Boston Scientific Corp. (a)	1,384,910	$17,020,544
Zimmer Holdings, Inc. (a)	397,480	27,048,514

		$44,069,058

Metals & Mining – 2.5%
BHP Billiton PLC	564,390	$21,694,697
Century Aluminum Co. (a)	183,620	12,208,894
Cleveland-Cliffs, Inc.	104,510	12,456,547
Uranium One Inc. (a)	2,084,200	9,830,649

		$56,190,787

Natural Gas - Distribution – 1.5%
Questar Corp.	234,460	$16,656,038
Sempra Energy	302,240	17,061,448

		$33,717,486

Natural Gas - Pipeline – 1.1%
El Paso Corp.	403,530	$8,772,742
Williams Cos., Inc.	405,440	16,343,286

		$25,116,028

Network & Telecom – 2.5%
Juniper Networks, Inc. (a)	472,700	$10,484,486
Nokia Corp., ADR	975,960	23,911,020
Research in Motion Ltd. (a)	182,408	21,323,495

		$55,719,001

Oil Services – 3.9%
Halliburton Co.	596,390	$31,650,417
National Oilwell Varco, Inc. (a)	156,170	13,855,402
Noble Corp.	216,670	14,074,883
Schlumberger Ltd.	254,250	27,314,077

		$86,894,779

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.5%
American Express Co.	299,400	$11,278,398

Pharmaceuticals – 5.4%
Abbott Laboratories	285,140	$15,103,866
Merck & Co., Inc.	1,786,340	67,327,155
Schering-Plough Corp.	1,955,410	38,502,023

		$120,933,044

Specialty Chemicals – 1.3%
Linde AG	74,550	$10,455,689
Praxair, Inc.	195,560	18,429,574

		$28,885,263

Specialty Stores – 1.5%
Nordstrom, Inc.	598,280	$18,127,884
O’Reilly Automotive, Inc. (a)	340,330	7,606,376
Tiffany & Co.	191,800	7,815,850

		$33,550,110

Telecommunications - Wireless – 0.6%
Rogers Communications, Inc., “B”	276,870	$10,703,794
Rogers Communications, Inc., “B”	44,920	1,746,215

		$12,450,009

Telephone Services – 2.7%
AT&T, Inc.	1,320,900	$44,501,121
Embarq Corp.	153,140	7,238,928
Verizon Communications, Inc.	262,700	9,299,580

		$61,039,629

Tobacco – 2.5%
Lorillard, Inc. (a)	168,820	$11,675,591
Philip Morris International, Inc.	911,830	45,035,284

		$56,710,875

Trucking – 1.1%
FedEx Corp.	322,710	$25,426,321

Utilities - Electric Power – 3.0%
American Electric Power Co., Inc.	435,980	$17,539,475
FPL Group, Inc.	104,430	6,848,519
NRG Energy, Inc. (a)	330,840	14,193,036
PG&E Corp.	371,680	14,751,979
PPL Corp.	250,910	13,115,066

		$66,448,075

Total Common Stocks		$2,219,320,922

Collateral for Securities Loaned – 2.1%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.6%, dated 6/30/08, due 7/01/08, total to be received $47,736,304 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	47,732,857	$47,732,857

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 2.64%, at Net Asset Value	18,309,259	$18,309,259

Total Investments		$2,285,363,038

Other Assets, Less Liabilities – (1.8)%		(40,783,310)

Net Assets – 100.0%		$2,244,579,728

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

The following abbreviations are used in this report and are defined:

ADR             American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 6/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,385,216,519

Gross unrealized appreciation	$166,184,127
Gross unrealized depreciation	(266,037,608)

Net unrealized appreciation (depreciation)	$(99,853,481)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended June 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,541,771	432,937,583	(423,170,095)	18,309,259

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$486,593	$18,309,259

6

MFS® Total Return Fund

6/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 58.2%
Aerospace – 3.1%
Lockheed Martin Corp.	1,495,712	$147,566,739
Northrop Grumman Corp.	858,160	57,410,904
Raytheon Co.	83,490	4,698,817
United Technologies Corp.	1,132,870	69,898,079

		$279,574,539

Alcoholic Beverages – 0.6%
Diageo PLC	2,234,412	$41,071,012
Heineken N.V.	240,700	12,239,038

		$53,310,050

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	867,420	$51,706,906

Automotive – 0.6%
Harley-Davidson, Inc.	340,530	$12,347,618
Johnson Controls, Inc.	1,477,370	42,370,972

		$54,718,590

Biotechnology – 0.5%
Amgen, Inc. (a)	308,527	$14,550,133
Genzyme Corp. (a)	405,050	29,171,701

		$43,721,834

Broadcasting – 1.0%
Omnicom Group, Inc.	996,300	$44,713,944
Walt Disney Co.	1,352,820	42,207,984
WPP Group PLC	731,810	7,050,585

		$93,972,513

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	160,030	$17,962,091
Franklin Resources, Inc.	384,190	35,211,014
Goldman Sachs Group, Inc.	385,440	67,413,456
Invesco Ltd.	486,720	11,671,546
Legg Mason, Inc.	115,050	5,012,729
Merrill Lynch & Co., Inc.	963,900	30,565,269

		$167,836,105

Business Services – 1.0%
Accenture Ltd., “A”	834,450	$33,978,804
Automatic Data Processing, Inc.	484,890	20,316,891
Fidelity National Information Services, Inc.	521,060	19,232,325
Visa, Inc., “A”	193,490	15,732,672
Western Union Co.	145,900	3,606,648

		$92,867,340

Cable TV – 0.2%
Time Warner Cable, Inc. (a)	778,800	$20,622,624

Chemicals – 1.0%
3M Co.	193,730	$13,481,671
PPG Industries, Inc.	1,129,380	64,792,531
Rohm & Haas Co.	209,300	9,719,892

		$87,994,094

Computer Software – 0.9%
Oracle Corp. (a)	3,578,460	$75,147,660
Synopsys, Inc. (a)	118,330	2,829,270

		$77,976,930

Computer Software - Systems – 1.4%
Hewlett-Packard Co.	582,020	$25,731,104

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
International Business Machines Corp.	807,010	$95,654,895

		$121,385,999

Construction – 0.5%
Masco Corp.	942,120	$14,819,548
Pulte Homes, Inc.	1,032,970	9,947,501
Sherwin-Williams Co.	255,950	11,755,784
Toll Brothers, Inc. (a)	381,970	7,154,298

		$43,677,131

Consumer Goods & Services – 0.6%
Clorox Co.	467,240	$24,389,928
Procter & Gamble Co.	552,191	33,578,735

		$57,968,663

Containers – 0.0%
Smurfit-Stone Container Corp. (a)	41,939	$170,692

Electrical Equipment – 1.1%
Danaher Corp.	258,100	$19,951,130
General Electric Co.	725,850	19,372,937
W.W. Grainger, Inc.	464,130	37,965,834
WESCO International, Inc. (a)	473,462	18,957,418

		$96,247,319

Electronics – 1.0%
Flextronics International Ltd. (a)	1,374,830	$12,923,402
Intel Corp.	2,819,910	60,571,667
Samsung Electronics Co. Ltd., GDR	26,204	7,683,590
SanDisk Corp. (a)	301,300	5,634,310

		$86,812,969

Energy - Independent – 2.4%
Apache Corp.	748,340	$104,019,260
Devon Energy Corp.	645,395	77,550,663
EOG Resources, Inc.	151,160	19,832,192
Sunoco, Inc.	287,950	11,716,686

		$213,118,801

Energy - Integrated – 6.6%
Chevron Corp.	660,345	$65,460,000
ConocoPhillips	277,160	26,161,132
Exxon Mobil Corp.	2,124,928	187,269,905
Hess Corp.	883,160	111,445,960
Marathon Oil Corp.	1,160,330	60,186,317
TOTAL S.A., ADR	1,568,880	133,778,398

		$584,301,712

Engineering - Construction – 0.1%
North American Energy Partners, Inc. (a)	301,830	$6,543,674

Food & Beverages – 2.8%
General Mills, Inc.	1,158,380	$70,394,753
Hain Celestial Group, Inc. (a)(l)	65,040	1,527,139
Kellogg Co.	1,051,500	50,493,030
Nestle S.A.	1,621,510	73,205,594
PepsiCo, Inc.	801,290	50,954,031

		$246,574,547

Food & Drug Stores – 1.5%
CVS Caremark Corp.	1,571,479	$62,183,424
Kroger Co.	603,850	17,433,150

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Safeway, Inc.	856,830	$24,462,497
Walgreen Co.	834,050	27,114,966

		$131,194,037

Furniture & Appliances – 0.2%
Jarden Corp. (a)(l)	838,545	$15,295,061

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd.	1,645,330	$36,970,565
Wyndham Worldwide	898,200	16,086,762

		$53,057,327

General Merchandise – 0.8%
Macy’s, Inc.	2,672,630	$51,902,475
Wal-Mart Stores, Inc.	413,820	23,256,684

		$75,159,159

Health Maintenance Organizations – 0.6%
UnitedHealth Group, Inc.	707,440	$18,570,300
WellPoint, Inc. (a)	678,810	32,352,085

		$50,922,385

Insurance – 4.5%
Allstate Corp.	2,324,070	$105,954,351
Aon Corp.	135,240	6,212,926
Aspen Insurance Holdings Ltd.	248,020	5,870,633
Chubb Corp.	226,410	11,096,354
Conseco, Inc. (a)	1,589,533	15,768,167
Genworth Financial, Inc., “A”	3,508,923	62,493,919
Hartford Financial Services Group, Inc.	572,145	36,943,403
Max Capital Group Ltd.	701,420	14,961,289
MetLife, Inc.	1,862,500	98,284,125
PartnerRe Ltd. (l)	11,510	795,686
Principal Financial Group, Inc.	165,630	6,951,491
Prudential Financial, Inc.	180,080	10,757,979
Travelers Cos., Inc.	536,207	23,271,384

		$399,361,707

Machinery & Tools – 1.1%
Eaton Corp.	317,150	$26,948,236
Ingersoll-Rand Co. Ltd., “A”	591,200	22,128,616
Kennametal, Inc.	542,040	17,643,402
Timken Co.	884,291	29,128,546

		$95,848,800

Major Banks – 4.5%
Bank of America Corp.	2,645,984	$63,159,638
Bank of New York Mellon Corp.	2,372,298	89,744,033
JPMorgan Chase & Co.	2,602,171	89,280,487
PNC Financial Services Group, Inc.	963,580	55,020,418
State Street Corp.	901,820	57,707,462
SunTrust Banks, Inc.	608,730	22,048,201
UnionBanCal Corp.	227,370	9,190,295
Wachovia Corp.	816,300	12,677,139

		$398,827,673

Medical & Health Technology & Services – 0.1%
DaVita, Inc. (a)	223,180	$11,857,553

Medical Equipment – 0.6%
Advanced Medical Optics, Inc. (a)(l)	802,380	$15,036,601

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Boston Scientific Corp. (a)	1,093,570	$13,439,975
Cooper Cos., Inc. (l)	197,490	7,336,754
Zimmer Holdings, Inc. (a)	338,700	23,048,535

		$58,861,865

Metals & Mining – 0.1%
Century Aluminum Co. (a)	191,774	$12,751,053

Natural Gas - Distribution – 0.6%
Sempra Energy	990,437	$55,910,169

Natural Gas - Pipeline – 0.8%
El Paso Corp.	1,193,300	$25,942,342
Williams Cos., Inc.	1,129,460	45,528,533

		$71,470,875

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	117,460	$2,732,120
Nokia Corp., ADR	610,900	14,967,050

		$17,699,170

Oil Services – 0.7%
Halliburton Co.	464,680	$24,660,568
Helix Energy Solutions Group, Inc. (a)	165,480	6,890,587
Nabors Industries Ltd. (a)	137,180	6,753,371
Noble Corp.	348,160	22,616,474

		$60,921,000

Other Banks & Diversified Financials – 0.8%
American Express Co.	630,830	$23,763,366
Assured Guaranty Ltd. (l)	170,600	3,069,094
East West Bancorp, Inc. (l)	364,890	2,576,123
New York Community Bancorp, Inc.	468,790	8,363,214
Sovereign Bancorp, Inc.	3,200,700	23,557,152
UBS AG (a)	381,265	7,894,698

		$69,223,647

Pharmaceuticals – 3.6%
Abbott Laboratories	152,160	$8,059,915
GlaxoSmithKline PLC	528,420	11,687,738
Johnson & Johnson	1,144,340	73,626,836
Merck & Co., Inc.	1,873,090	70,596,762
Merck KGaA	131,550	18,686,527
Pfizer, Inc.	452,690	7,908,494
Roche Holding AG	102,800	18,475,456
Wyeth	2,274,358	109,078,210

		$318,119,938

Railroad & Shipping – 0.5%
Burlington Northern Santa Fe Corp.	310,330	$30,998,864
Norfolk Southern Corp.	217,870	13,653,913

		$44,652,777

Real Estate – 0.0%
Apartment Investment & Management, “A”, REIT	29,500	$1,004,770
Mack-Cali Realty Corp., REIT	45,230	1,545,509

		$2,550,279

Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	240,500	$23,775,830
Praxair, Inc.	46,540	4,385,930

		$28,161,760

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.5%
Advance Auto Parts, Inc.	90,230	$3,503,631
Nordstrom, Inc.	142,540	4,318,962
PetSmart, Inc.	364,440	7,270,578
Staples, Inc.	1,125,750	26,736,563

		$41,829,734

Telecommunications - Wireless – 0.2%
Rogers Communications, Inc., “B”	117,100	$4,552,131
Vodafone Group PLC	5,791,103	17,076,774

		$21,628,905

Telephone Services – 2.3%
AT&T, Inc.	3,314,018	$111,649,266
Embarq Corp.	1,463,267	69,168,631
TELUS Corp.	131,560	5,363,754
Verizon Communications, Inc.	448,392	15,873,077

		$202,054,728

Tobacco – 1.6%
Altria Group, Inc.	438,950	$9,024,812
Lorillard, Inc. (a)	371,020	25,659,743
Philip Morris International, Inc.	2,184,460	107,890,479

		$142,575,034

Trucking – 0.2%
United Parcel Service, Inc., “B”	298,920	$18,374,612

Utilities - Electric Power – 3.4%
American Electric Power Co., Inc.	731,870	$29,443,130
CMS Energy Corp.	492,800	7,342,720
Dominion Resources, Inc.	526,248	24,991,518
DPL, Inc. (l)	413,740	10,914,461
Entergy Corp.	135,640	16,341,907
FPL Group, Inc.	789,860	51,799,019
NRG Energy, Inc. (a)	868,330	37,251,357
Pepco Holdings, Inc.	432,860	11,102,859
PG&E Corp.	1,359,430	53,955,777
PPL Corp.	490,270	25,626,413
Public Service Enterprise Group, Inc.	734,360	33,729,155

		$302,498,316

Total Common Stocks		$5,181,910,596

Bonds – 40.5%
Agency - Other – 0.0%
Financing Corp., 9.65%, 2018	$2,850,000	$3,954,985
Asset Backed & Securitized – 3.1%
Banc of America Commercial Mortgage, Inc., 5.936%, 2051	$13,600,000	$12,949,955
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	3,216,373	2,873,192
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.283%, 2040 (z)	10,340,000	7,930,382
BlackRock Capital Finance LP, 7.75%, 2024 (n)	1,104,523	662,714
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	2,400,000	1,982,250
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	307,752	310,804
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2031	1,579,009	1,572,621
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2034	6,450,000	5,736,244
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	80,238	79,639
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	8,321,579	7,578,213
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,822,867	5,230,326
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	9,198,646
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	7,580,000	6,946,292

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	$7,534,000	$3,951,400
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	5,165,031	5,127,926
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	3,468,895	3,409,099
JPMorgan Chase Commercial Mortgage Securities Corp, 6.007%, 2049	16,230,000	15,524,534
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	9,444,000	8,719,391
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	11,670,000	10,525,733
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	9,800,000	9,124,201
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	2,279,327	2,236,865
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	6,980,000	6,671,834
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	7,270,000	7,141,206
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	11,782,189	11,254,883
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	5,520,000	3,879,903
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.653%, 2039	6,500,000	6,014,629
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	9,759,829	9,266,459
Morgan Stanley Capital I, Inc., 5.168%, 2042	4,603,980	4,441,150
Morgan Stanley Capital I, Inc., FRN, 0.619%, 2030 (i)(n)	134,939,811	1,504,066
Multi-Family Capital Access One, Inc., 6.65%, 2024	1,124,715	1,123,179
Residential Asset Mortgage Products, Inc., 4.109%, 2035	693,675	692,302
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	5,010,746
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024	8,242,000	3,179,417
Spirit Master Funding LLC, 5.05%, 2023 (z)	9,279,356	7,144,918
Structured Asset Securities Corp., FRN, 4.67%, 2035	9,937,709	9,544,269
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	6,849,365
Wachovia Bank Commercial Mortgage Trust, 6.1%, 2051	17,935,000	17,307,517
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	11,645,000	11,025,429
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	11,945,166	11,434,601
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	12,150,000	11,599,375
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	3,642,000	2,507,053
Wachovia Bank Commercial Mortgage Trust, FRN, 6.159%, 2045	9,160,000	8,694,098
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	9,830,000	9,143,268

		$277,100,094

Automotive – 0.1%
Johnson Controls, Inc., 5.5%, 2016	$9,612,000	$9,221,359

Broadcasting – 0.2%
CBS Corp., 6.625%, 2011	$8,518,000	$8,722,398
Hearst-Argyle Television, Inc., 7.5%, 2027	3,800,000	3,780,312
News America, Inc., 8.5%, 2025	5,903,000	6,665,762

		$19,168,472

Brokerage & Asset Managers – 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$9,302,000	$8,618,833
Lehman Brothers Holdings, Inc., 6.5%, 2017	11,310,000	10,463,096
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	6,580,875
Merrill Lynch & Co., Inc., 6.11%, 2037	5,900,000	4,685,815
Morgan Stanley, 5.75%, 2016	6,120,000	5,657,151
Morgan Stanley Group, Inc., 6.75%, 2011	6,437,000	6,603,042
Morgan Stanley Group, Inc., 6.625%, 2018	4,112,000	3,896,223

		$46,505,035

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$8,021,000	$8,026,061

Business Services – 0.1%
Xerox Corp., 5.5%, 2012	$5,100,000	$5,041,049

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$9,350,000	$8,851,430

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$7,170,000	$7,759,776

		$16,611,206

Chemicals – 0.1%
PPG Industries, Inc., 5.75%, 2013	$8,373,000	$8,513,323

Conglomerates – 0.2%
General Electric Co., 5.25%, 2017	$5,160,000	$4,960,473
Kennametal, Inc., 7.2%, 2012	8,542,000	9,045,679

		$14,006,152

Consumer Goods & Services – 0.3%
Fortune Brands, Inc., 5.125%, 2011	$9,914,000	$9,861,287
Western Union Co., 5.4%, 2011	13,050,000	12,978,864

		$22,840,151

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$8,601,177

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$8,051,565

Emerging Market Quasi-Sovereign – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$6,340,000	$6,156,647

Emerging Market Sovereign – 0.1%
State of Israel, 4.625%, 2013	$6,850,000	$6,861,549

Energy - Independent – 0.1%
Nexen, Inc., 5.875%, 2035	$2,117,000	$1,890,674
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,375,828

		$11,266,502

Energy - Integrated – 0.1%
Petro-Canada, 6.05%, 2018	$9,475,000	$9,337,508

Financial Institutions – 0.5%
American Express Co., 5.5%, 2016	$11,996,000	$11,395,204
Capital One Financial Corp., 6.15%, 2016	8,680,000	7,651,767
General Electric Capital Corp., 5.45%, 2013	2,383,000	2,432,671
General Electric Capital Corp., 5.375%, 2016	3,979,000	3,915,563
HSBC Finance Corp., 5.25%, 2011	8,925,000	8,946,456
ORIX Corp., 5.48%, 2011	13,060,000	12,077,366

		$46,419,027

Food & Beverages – 0.5%
Diageo Finance B.V., 5.5%, 2013	$14,470,000	$14,650,615
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	2,540,000	2,574,610
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	3,082,000	3,094,716
Kraft Foods, Inc., 6.125%, 2018	5,350,000	5,181,047
Miller Brewing Co., 5.5%, 2013 (n)	16,686,000	17,052,842

		$42,553,830

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$6,686,335

Gaming & Lodging – 0.2%
Marriott International, Inc., 6.375%, 2017	$10,090,000	$9,591,796
Wyndham Worldwide Corp., 6%, 2016	6,562,000	5,794,699

		$15,386,495

Insurance – 0.2%
American International Group, Inc., 6.25%, 2087	$9,130,000	$7,146,644
ING Groep N.V., 5.775% to 2015, FRN to 2049	8,503,000	7,057,303
MetLife, Inc., 6.4%, 2066	3,680,000	3,213,078

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Metropolitan Life Global Funding, 5.125%, 2013 (z)	$3,340,000	$3,288,858

		$20,705,883

Insurance - Property & Casualty – 0.4%
Allstate Corp., 5.55%, 2035	$8,842,000	$7,555,798
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	6,247,708
Fund American Cos., Inc., 5.875%, 2013	6,030,000	5,833,307
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,640,000	2,408,050
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	11,610,000	10,133,278

		$32,178,141

International Market Quasi-Sovereign – 0.2%
Hydro-Quebec, 6.3%, 2011	$16,520,000	$17,571,432

International Market Sovereign – 0.2%
Province of Ontario, 5%, 2011	$13,130,000	$13,612,462

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$9,680,000	$9,416,888

Major Banks – 0.8%
Bank of America Corp., 5.49%, 2019	$4,135,000	$3,748,956
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,893,629
Commonwealth Bank, 5%, 2012 (n)	10,026,000	10,110,459
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	7,327,000	7,408,161
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	9,180,000	7,957,151
Natixis S.A., 10% to 2018, FRN to 2049 (z)	9,804,000	9,784,686
PNC Funding Corp., 5.625%, 2017	6,510,000	6,070,634
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	2,060,000	1,854,058
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	11,733,945
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,391,056
Wachovia Corp., 5.25%, 2014	4,613,000	4,295,109

		$74,247,844

Medical & Health Technology & Services – 0.3%
Baxter International, Inc., 5.9%, 2016	$7,640,000	$7,822,986
Cardinal Health, Inc., 6.3%, 2016	4,803,000	4,700,725
HCA, Inc., 8.75%, 2010	742,000	751,275
Hospira, Inc., 5.55%, 2012	3,080,000	3,025,884
Hospira, Inc., 6.05%, 2017	10,978,000	10,594,506

		$26,895,376

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018 (z)	$9,913,000	$9,687,539
Vale Overseas Ltd., 6.25%, 2017	9,400,000	9,098,974

		$18,786,513

Mortgage Backed – 16.3%
Fannie Mae, 6.541%, 2011	$1,494,065	$1,584,300
Fannie Mae, 4.143%, 2013	1,012,614	967,678
Fannie Mae, 4.154%, 2013	3,208,193	3,076,404
Fannie Mae, 4.667%, 2013	682,067	676,547
Fannie Mae, 4.518%, 2014	6,604,369	6,429,911
Fannie Mae, 4.56%, 2014	369,361	359,389
Fannie Mae, 4.63%, 2014	2,519,840	2,460,315
Fannie Mae, 4.76%, 2014	197,064	194,462
Fannie Mae, 4.839%, 2014	4,646,044	4,583,736
Fannie Mae, 4.88%, 2014 - 2020	1,683,800	1,668,405
Fannie Mae, 4.78%, 2015	2,409,445	2,348,701
Fannie Mae, 4.856%, 2015	671,705	651,760
Fannie Mae, 4.925%, 2015	15,756,862	15,537,079

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.19%, 2015	$1,396,984	$1,391,094
Fannie Mae, 5.259%, 2016	2,000,000	1,970,381
Fannie Mae, 5.218%, 2017	2,501,000	2,457,111
Fannie Mae, 5.5%, 2017 - 2037	399,164,489	396,594,767
Fannie Mae, 6%, 2017 - 2037	235,148,458	238,455,725
Fannie Mae, 4.5%, 2018 - 2035	63,082,594	60,865,132
Fannie Mae, 5%, 2018 - 2035	135,975,730	132,509,573
Fannie Mae, 7.5%, 2030 - 2032	1,423,951	1,534,993
Fannie Mae, 6.5%, 2031 - 2037	67,531,796	69,922,042
Freddie Mac, 6%, 2016 - 2037	102,211,190	103,861,744
Freddie Mac, 5%, 2017 - 2035	131,721,701	127,971,248
Freddie Mac, 4.5%, 2019 - 2035	24,884,450	23,910,943
Freddie Mac, 5.5%, 2019 - 2038	125,668,218	124,714,265
Freddie Mac, 6.5%, 2034 - 2037	26,389,692	27,270,855
Ginnie Mae, 5.5%, 2032 - 2038	54,380,319	54,238,701
Ginnie Mae, 6%, 2032 - 2038	30,270,481	30,784,313
Ginnie Mae, 4.5%, 2033 - 2034	8,180,455	7,625,072
Ginnie Mae, 5%, 2033 - 2034	8,569,512	8,327,418

		$1,454,944,064

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$10,995,000	$11,417,758
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,630,832
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	6,685,000	7,333,913

		$23,382,503

Natural Gas - Pipeline – 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,456,060
Enterprise Products Operating LLC, 6.5%, 2019	8,920,000	8,967,276
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,259,616
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,727,499
Spectra Energy Capital LLC, 8%, 2019	5,327,000	5,827,221

		$33,237,672

Network & Telecom – 0.8%
AT&T, Inc., 6.5%, 2037	$9,194,000	$8,898,128
BellSouth Corp., 6.55%, 2034	6,131,000	5,921,185
Deutsche Telekom International Finance B.V., 5.75%, 2016	11,261,000	10,987,504
Telecom Italia Capital, 5.25%, 2013	4,186,000	3,954,288
Telefonica Europe B.V., 7.75%, 2010	4,400,000	4,637,389
TELUS Corp., 8%, 2011	11,527,000	12,376,148
Verizon New York, Inc., 6.875%, 2012	19,974,000	20,830,805

		$67,605,447

Oil Services – 0.1%
Weatherford International Ltd., 6.35%, 2017	$2,900,000	$2,937,352
Weatherford International Ltd., 6%, 2018	6,883,000	6,792,998

		$9,730,350

Oils – 0.1%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,235,048

Other Banks & Diversified Financials – 0.4%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$5,684,000	$4,880,345
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	10,830,030
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	9,527,356
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	14,985,514

		$40,223,245

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.1%
Allergan, Inc., 5.75%, 2016	$9,860,000	$9,896,275
Glaxosmithkline Capital, Inc., 4.85%, 2013	3,090,000	3,085,835

		$12,982,110

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$7,332,000	$7,658,868
Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$618,000	$640,467
CSX Corp., 7.9%, 2017	6,220,000	6,612,544

		$7,253,011

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$1,840,154
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	10,352,539
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,703,800
ProLogis, REIT, 5.75%, 2016	11,170,000	10,519,850
Simon Property Group, Inc., REIT, 5.1%, 2015	11,785,000	10,663,787
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	4,850,873

		$39,931,003

Retailers – 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$2,980,000	$2,769,043
Home Depot, Inc., 5.25%, 2013	3,335,000	3,198,632
Limited Brands, Inc., 5.25%, 2014	6,288,000	5,318,944
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	10,727,246

		$22,013,865

Supermarkets – 0.1%
Kroger Co., 5%, 2013	$3,210,000	$3,157,446
Kroger Co., 6.4%, 2017	1,539,000	1,569,714

		$4,727,160

Supranational – 0.7%
European Investment Bank, 5.125%, 2017	$61,653,000	$64,692,924
Telecommunications - Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$4,078,566
Nextel Communications, Inc., 5.95%, 2014	11,430,000	9,172,575
Vodafone Group PLC, 5.625%, 2017	1,987,000	1,914,037

		$15,165,178

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$12,220,000	$12,004,036

U.S. Government Agencies – 1.4%
Aid-Egypt, 4.45%, 2015	$9,559,000	$9,640,538
Fannie Mae, 6.625%, 2009	28,113,000	29,333,217
Freddie Mac, 5.5%, 2017 (l)	44,400,000	46,954,066
Small Business Administration, 8.8%, 2011	17,976	18,379
Small Business Administration, 4.35%, 2023	1,762,942	1,690,057
Small Business Administration, 4.77%, 2024	4,258,874	4,163,710
Small Business Administration, 4.99%, 2024	6,490,776	6,362,513
Small Business Administration, 5.18%, 2024	6,890,151	6,891,890
Small Business Administration, 5.52%, 2024	4,343,434	4,388,739
Small Business Administration, 4.95%, 2025	5,353,904	5,165,938
Small Business Administration, 5.09%, 2025	7,214,135	7,079,238
Small Business Administration, 5.39%, 2025	5,438,706	5,474,202

		$127,162,487

U.S. Treasury Obligations – 8.0%
U.S. Treasury Bonds, 4.75%, 2017 (l)	$7,950,000	$8,422,031

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6%, 2026	$18,687,000	$21,885,691
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	14,675,103
U.S. Treasury Bonds, 5.375%, 2031	50,138,000	55,708,031
U.S. Treasury Bonds, 4.5%, 2036 (l)	47,472,000	47,134,522
U.S. Treasury Notes, 4.75%, 2008	154,763,000	156,250,118
U.S. Treasury Notes, 4%, 2009 (l)	26,274,000	26,674,258
U.S. Treasury Notes, 4.875%, 2009 (l)	50,443,000	51,790,787
U.S. Treasury Notes, 6.5%, 2010	96,429,000	102,606,435
U.S. Treasury Notes, 5.125%, 2011 (l)	155,308,000	165,063,206
U.S. Treasury Notes, 3.875%, 2013 (l)	9,952,000	10,200,800
U.S. Treasury Notes, 4.25%, 2013 (l)	33,288,000	34,728,738
U.S. Treasury Notes, 4.75%, 2014 (l)	9,141,000	9,799,435
U.S. Treasury Notes, 4.25%, 2015 (l)	856,000	889,370
U.S. Treasury Notes, 4.5%, 2015	4,568,000	4,810,675

		$710,639,200

Utilities - Electric Power – 1.5%
Bruce Mansfield Unit, 6.85%, 2034	$13,870,000	$14,037,017
E.On International Finance B.V., 5.8%, 2018 (z)	9,650,000	9,466,718
EDP Finance B.V., 6%, 2018 (n)	11,280,000	11,232,286
Enel Finance International S.A., 6.25%, 2017 (n)	10,970,000	11,100,247
Exelon Generation Co. LLC, 6.95%, 2011	15,019,000	15,523,203
Exelon Generation Co. LLC, 6.2%, 2017	5,040,000	4,908,965
FirstEnergy Corp., 6.45%, 2011	13,306,000	13,653,273
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	5,696,000	5,814,260
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,743,111
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	13,487,109
Oncor Electric Delivery Co., 7%, 2022	8,725,000	8,507,878
Pacific Gas & Electric Co., 4.8%, 2014	2,350,000	2,289,880
PSEG Power LLC, 6.95%, 2012	6,285,000	6,593,279
PSEG Power LLC, 5.5%, 2015	5,036,000	4,849,557
System Energy Resources, Inc., 5.129%, 2014 (n)	3,838,627	3,731,299
Waterford 3 Funding Corp., 8.09%, 2017	6,661,497	6,487,765

		$134,425,847

Total Bonds		$3,606,737,079

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 2.58%, at Net Asset Value	146,738	$146,738

Collateral for Securities Loaned – 1.2%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.60%, dated 6/30/08, due 7/01/08, total to be received $105,196,857 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	105,189,260	$105,189,260

Total Investments (k)		$8,893,983,673

Other Assets, Less Liabilities – 0.1%		10,346,339

Net Assets – 100.0%		$8,904,330,012

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of June 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $3,589,807,475 and 40.36% of market value. An independent pricing service provided an evaluated bid for 40.35% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $147,351,377, representing 1.65% of net assets.

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ArcelorMittal, 6.125%, 2018	5/19/08	$9,870,769	$9,687,539
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.283%, 2040	3/01/06	10,340,000	7,930,382
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	2,314,229	1,982,250
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/25/08	2,539,679	2,574,610
E.On International Finance B.V., 5.8%, 2018	4/15/08	9,609,854	9,466,718
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	5,686,465	5,814,260
Metropolitan Life Global Funding, 5.125%, 2013	4/07/08	3,337,626	3,288,858
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	9,804,000	9,784,686
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	9,172,060	7,144,918

Total Restricted Securities			$57,674,221
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$8,784,574,116

Gross unrealized appreciation	$669,577,203
Gross unrealized depreciation	(560,167,646)

Net unrealized appreciation (depreciation)	$109,409,557

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At June 30, 2008, the value of securities loaned was $104,915,114. These loans were collateralized by cash of $105,189,260 and U.S. Treasury obligations of $2,032,619.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended June 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	147,711,471	1,753,900,887	1,901,465,620	146,738

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$2,522,922	$146,738

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title)*	/s/ MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

*	Print name and title of each signing officer under his or her signature.